Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash	$ 62,947		$ 25,016	[1]
Short-term investments, maturity term	1 year	1 year
Long-term investments, maturity term	1 year	1 year
Equity interest	23.08%
Equity method investment loss	$ 169,720
Valuation allowance on net deferred tax assets	$ 368,165		1,341,877
Tax benefit realized on examination	50.00%	50.00%
Tax rate on taxable income	25.00%	25.00%
Cash and cash equivalents and restricted cash from continuing operations	$ 22,198,257		$ 2,781,506		$ 607	$ 757
Deposit insurance for deposits	72,000	¥ 500,000
Insured amount	$ 24,628,000
Taiding [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Non controlling interest	20.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest	49.90%
Wenzhou Jinda Holding Co., Ltd [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity interest	23.08%		23.08%
Jinda [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment loss	$ 46,659		$ 0
Major Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	31.00%	31.00%
Major Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	21.00%	21.00%
Major Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	12.00%	12.00%

[1]	The amounts have been reclassified to conform with the Group’s decision to classify Hebron HK as assets and liabilities of discontinued operations.